CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

The Company analyzes its businesses into four segments: (i) Natural Gas Transportation Services, subject to ENARGAS regulations, (ii) Liquids Production and Commercialization, (iii) Midstream and (iv) Telecommunications. These last three business segments are not regulated by ENARGAS. Liquids Production and Commercialization business segment is regulated by the SE.

Non-current assets are mostly located in the entity´s country of domicile.

Detailed information on each business segment for the years ended December 31, 2025, 2024 and 2023 is disclosed below:

Year ended December 31, 2025
	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Eliminations	Total
Revenues	705,124,167	660,572,878	347,314,231	7,614,806	-	1,720,626,082
Intersegment revenues	30,424,945	-	-	-	(30,424,945)	-
Cost of sales	(312,106,562)	(360,167,982)	(139,266,626)	(6,271,685)	30,424,945	(787,387,910)
Administrative expenses	(43,025,533)	(11,489,874)	(12,121,275)	(553,266)	-	(67,189,948)
Selling expenses	(48,294,065)	(36,359,551)	(29,484,856)	(1,120,819)	-	(115,259,291)
Other operating results	(10,440,683)	(35,560,496)	(1,267,307)	(39,253)	-	(47,307,739)
Operating profit / (loss)	321,682,269	216,994,975	165,174,167	(370,217)	-	703,481,194
Depreciation of property, plant and equipment	(123,134,046)	(14,168,917)	(64,658,390)	-	-	(201,961,353)

	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Total
Identifiable assets	2,674,532,463	745,043,455	1,942,766,479	51,867,684	5,414,210,081
Identifiable liabilities	960,872,860	139,994,030	1,147,810,407	37,667,312	2,286,344,609

Year ended December 31, 2024
	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Eliminations	Total
Revenues	580,295,884	732,282,558	283,797,245	8,211,745	-	1,604,587,432
Intersegment revenues	16,082,261	-	-	-	(16,082,261)	-
Cost of sales	(281,657,696)	(381,988,055)	(102,737,889)	(6,419,891)	16,082,261	(756,721,270)
Administrative expenses	(42,704,427)	(11,144,968)	(7,979,401)	(561,732)	-	(62,390,528)
Selling expenses	(34,911,789)	(44,601,945)	(20,963,654)	(1,130,583)	-	(101,607,971)
Other operating results	771,948	(989,362)	1,290,070	(19)	-	1,072,637
Reversal of impairment of PPE	52,126,669	-	-	-	-	52,126,669
Operating profit	290,002,850	293,558,228	153,406,371	99,520	-	737,066,969
Depreciation of property, plant and equipment	(112,449,160)	(13,283,987)	(44,840,889)	-	-	(170,574,036)

	Natural Gas	Liquids production
	Transportation	and Commercialization	Midstream	Telecommunications	Total
Identifiable assets	2,208,170,669	674,941,898	1,535,860,809	46,578,559	4,465,551,935
Identifiable liabilities	828,002,112	85,941,547	609,750,328	3,700,362	1,527,394,349

Year ended December 31, 2023
	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Eliminations	Total
Revenues	283,750,792	760,316,478	245,256,395	7,816,529	-	1,297,140,194
Intersegment revenues	8,047,173	-	-	-	(8,047,173)	-
Cost of sales	(260,017,017)	(463,910,014)	(93,403,413)	(6,414,629)	8,047,173	(815,697,900)
Administrative expenses	(41,846,438)	(9,181,141)	(7,081,407)	(459,586)	-	(58,568,572)
Selling expenses	(22,648,988)	(41,320,046)	(22,010,462)	(1,168,693)	-	(87,148,189)
Other operating results	(2,329,965)	(221,979)	378,282	-	-	(2,173,662)
Operating (loss) / profit	(35,044,443)	245,683,298	123,139,395	(226,379)	-	333,551,871
Depreciation of property, plant and equipment	(116,176,459)	(12,899,226)	(44,601,631)	-	-	(173,677,316)

	Natural Gas	Liquids Production
	Transportation	and Commercialization	Midstream	Telecommunications	Total
Identifiable assets	1,899,999,170	954,644,926	1,440,021,111	76,197,020	4,370,862,227
Identifiable liabilities	932,709,283	67,220,379	856,674,772	63,045,696	1,919,650,130